Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of Earnings Per Share

	2023	2022	2021
Income attributable to Shell plc shareholders ($ million)	19,359	42,309	20,101

Weighted average number of shares used as the basis for determining:
Basic earnings per share (million of shares)	6,733.5	7,347.5	7,761.7
Diluted earnings per share (million of shares)	6,799.8	7,410.5	7,806.8